Debt Obligations Fair Value of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
Debt Instrument, Fair Value Disclosure	$ 3,110	$ 3,070